Inventories, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Portion of finished goods stored at customer locations under consignment	$ 52	$ 69
Allowance for obsolescence	$ 111	$ 107